Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2023
Loan Servicing
Schedule of mortgage servicing rights
	2023	2022

Balance at beginning of year	$862,593	$897,720
MSRs capitalized	68,297	120,629
MSRs amortized	(143,877)	(155,756)
Balance at end of period	$787,013	$862,593